Summary of Significant Accounting Policies - Estimated Aggregate Future Amortization Expense for Intangibles Assets (Detail) (USD $) In Millions, unless otherwise specified	Dec. 29, 2012
Goodwill And Intangible Assets Disclosure [Abstract]
2013	$ 18.6
2014	15.6
2015	15.5
2016	13.8
2017	$ 8.8